Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans
Components Of Net Periodic Pension Cost
Service cost	$ 223	$ 280	$ 265
Interest cost	370	248	219
Expected return on plan assets	(546)	(481)	(450)
Prior service credit amortization	(1)	(2)	(2)
Actuarial loss amortization	5	140	169
Net periodic pension cost (benefit)	51	185	201
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	(286)	523	398
Net actuarial loss amortized during the year	5	140	169
Net prior service credit (cost) arising during the year	23	(2)	0
Net prior service credit amortized during the year	(1)	(2)	(2)
Total recognized in other comprehensive income (loss)	(259)	659	565
Total recognized in net periodic pension cost and other comprehensive income (loss)	(310)	474	364
Postretirement Welfare Plans
Components Of Net Periodic Pension Cost
Net periodic pension cost (benefit)	(10)	(9)	(9)
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Total recognized in other comprehensive income (loss)	$ (10)	$ (5)	$ (8)